CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 112,802	$ 1,567
Prepaid expenses and other current assets	530	209
Total current assets	113,332	1,776
Deferred offering costs		3,486
Total assets	113,332	5,262
Current liabilities:
Accounts payable and accrued expenses	19,940	4,428
Note payable		7,756
Research and development license consideration liability		2,634
Total current liabilities	19,940	14,818
Private placement warrants	2,069
Total liabilities	22,009	14,818
Commitments and contingencies
Convertible preferred shares
Series A-1 convertible preferred shares, $0.001 par value, -0- and 13,510,415 shares authorized, issued and outstanding as of June 30, 2023 and December 31, 2022		12,500
Redeemable noncontrolling interest		10,000
Redeemable noncontrolling interest	20,875	10,000
Shareholders' Equity (Deficit):
Preferred shares, $0.0001 par value, 1,000,000 and -0- authorized as of June 30, 2023 and December 31, 2022, respectively; -0- issued and outstanding as of June 30, 2023 and December 31, 2022
Class A Ordinary shares, $0.0001 par value, 300,000,000 authorized, 43,093,685 issued and outstanding as of June 30, 2023; 1,884,649 authorized, 383,479 issued and outstanding as of December 31, 2022	4
Additional paid-in capital	155,654
Accumulated deficit	(86,751)	(32,056)
Total Zura Bio Limited shareholders' equity (deficit)	68,907	(32,056)
Noncontrolling interest	1,541	0
Total shareholders' equity (deficit)	70,448	(32,056)
Total liabilities, convertible preferred shares, redeemable noncontrolling interest and shareholders' equity (deficit)	$ 113,332	$ 5,262